SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Property, Plant and Equipment [Member]	Dec. 31, 2023
Computers And Other Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years